GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREA INFORMATION [Abstract]
Revenues and Long-lived Assets by Geographic Area
Revenues by geographic area are set forth below (in thousands):

	2011	2010	2009

United States	$264,255	$287,579	$291,882
United Kingdom	230,638	99,111	146,827
Saudi Arabia	204,086	207,131	280,187
Norway	73,829	80,717	25,783
Qatar	59,824	78,819	98,875
Trinidad	56,682	-	-
Mexico	27,977	45,633	14,101
Vietnam	9,901	-	-
Malaysia	6,776	-	-
Egypt	5,261	71,811	12,019
Canada	-	78,361	57,337
Angola	-	68,543	115,992
Consolidated revenues	$939,229	$1,017,705	$1,043,003

Long-lived assets by geographic area at December 31 are set forth below (in thousands):

	2011	2010	2009

United Kingdom	$1,562,942	$822,335	$387,546
United States	1,234,233	1,044,315	1,078,933
Saudi Arabia	1,078,663	743,002	535,448
Rigs under construction	711,558	937,609	528,669
Norway	501,447	202,773	-
Trinidad	258,749	204,432	-
Vietnam	198,205	-	-
Qatar	87,781	91,735	49,390
Malaysia	45,039	-	-
Egypt	-	200,551	214,814
Mexico	-	54,307	56,032
Canada	-	43,463	40,423
Angola	-	-	202,290
Other	96	-	46
Consolidated long-lived assets	$5,678,713	$4,344,522	$3,093,591